Long-Term Debt - Description (Details) (USD $)	9 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended		7 Months Ended
	Sep. 27, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 07, 2014	Oct. 15, 2014	Apr. 09, 2014	Dec. 31, 2014	Jan. 07, 2014	Jun. 10, 2014	Aug. 08, 2014	Sep. 30, 2014	Apr. 04, 2014	Apr. 10, 2014	May 06, 2014
Debt Instrument [Line Items]
Debt variable rate basis		LIBOR
Outstanding balance		$ 230,778,738	$ 180,114,926					$ 230,778,738
Proceeds from long-term debt		179,144,427	0	28,908,750
Debt underwriting discounts and commissions	2,070,000
Trading symbol		PRGN
(a) Commerzbank AG (August 12, 2011)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On April 1, 2015, the Company agreed with Commerzbank AG (“Commerzbank”) to amend certain terms of the facility, including the deferral of a portion of its four scheduled quarterly installments due in 2015, and the waiver of the application of the financial and security cover ratio covenants contained in the facility, effective from December 31, 2014 until December 31, 2015. The Company also agreed to a $3,000,000 partial prepayment, a portion of which was prepaid in the first quarter of 2015, while the balance is payable upon signing the final documentation.

Debt variable rate basis		LIBOR
Margin		3.00%
Outstanding balance		43,375,000	47,550,000					43,375,000
Debt instrument payment terms

Excluding the agreement dated April 1, 2015 discussed above, the outstanding loan amount as of December 31, 2014 of $43,375,000 was required to be repaid in 11 consecutive quarterly installments of $1,425,000, plus a balloon repayment of $27,700,000 payable simultaneously with the final installment in the third quarter of 2017.

Following the agreement dated April 1, 2015, and after giving effect to the $3,000,000 partial prepayment discussed above, the outstanding loan amount of $40,375,000 is required to be repaid in 4 consecutive quarterly installments of $712,500, followed by 7 consecutive quarterly installments of $1,425,000, plus a balloon repayment of $27,550,000 payable simultaneously with the final installment in the third quarter of 2017.

(b) Unicredit Bank AG (November 19, 2007)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On September 13, 2013, the Company agreed with Unicredit Bank AG (“Unicredit”) to extend the expiration date of the existing waiver relating to the financial covenant of total liabilities to EBITDA ratio for two quarters, from January 1, 2014 to July 1, 2014, for a nominal fee and an advance payment of $1,500,000 to partially prepay the upcoming three quarterly loan installments, starting with the installment due in the fourth quarter of 2013. The advance payment of $1,500,000 was paid on September 13, 2013. On January 20, 2014, the Company agreed with Unicredit to extend the existing waiver relating to the financial covenant of total liabilities to EBITDA ratio until January 1, 2015. On July 30, 2014, the Company agreed with Unicredit, subject to certain closing conditions including a $7,000,000 prepayment, to eliminate the financial covenants relating to the minimum debt service coverage ratio, the minimum market value adjusted net worth and the maximum leverage ratio until the maturity of the loan. In addition, the Company also agreed to increase the required ratio of the fair market value of mortgaged vessels to outstanding loan from 110% to 130% at all times. The Company prepaid the amount of $7,000,000 on September 30, 2014, which was applied against a pro-rate reduction of the remaining installments, excluding the balloon repayment. Furthermore, on March 27, 2015, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit, including the deferral of one and a portion of five of its scheduled quarterly installments due in the second quarter of 2015 through the third quarter of 2016, and the waiver of the minimum liquid assets requirement and the security ratio covenant until the maturity of the loan.

Debt variable rate basis		LIBOR
Margin		2.75%
Outstanding balance		14,606,500	22,587,000					14,606,500
Debt instrument payment terms

Excluding the supplemental agreement dated March 27, 2015 discussed above, the outstanding loan amount as of December 31, 2014 of $14,606,500 is required to be repaid in 7 consecutive quarterly installments of $480,500, plus a balloon repayment of $11,243,000 payable simultaneously with the final installment in the third quarter of 2016.

Following the supplemental agreement dated March 27, 2015 discussed above, the outstanding loan amount as of December 31, 2014 of $14,606,500 is required to be repaid in 1 quarterly installment of $480,500 in the first quarter of 2015, while no installment is due in the second quarter of 2015, followed by 5 consecutive quarterly installments of $240,250, plus a balloon repayment of $12,924,750 payable simultaneously with the final installment in the third quarter of 2016.

Prepayment amount												7,000,000
(c) Bank of Scotland Plc (December 4, 2007)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On June 10, 2014, the Company completed the refinancing of the M/V Coral Seas and the M/V Golden Seas as discussed below, and repaid in full the then outstanding indebtedness under its existing loan agreement with Bank of Scotland Plc dated December 4, 2007.

Outstanding balance		0	33,616,864					0
(d) Bank of Ireland (March 30, 2009)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On July 25, 2014, the Company agreed with Bank of Ireland to eliminate the financial covenant relating to the minimum debt service coverage ratio until the maturity of the loan. In addition, on September 30, 2014, the Company proceeded with a prepayment of $4,000,000 with respect to its loan agreement with Bank of Ireland in return for a reduction in the next eight quarterly installments and an increase in the balloon at maturity. In addition, on March 27, 2015, the Company agreed with Bank of Ireland to waive 50% of the installment due in the first quarter of 2015, until April 30, 2015.

Debt variable rate basis		LIBOR
Margin		2.50%
Outstanding balance		8,350,000	13,400,000					8,350,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2014, of $8,350,000 is required to be repaid in 3 consecutive quarterly installments of $350,000, followed by 4 consecutive quarterly installments of $400,000, followed by 3 consecutive quarterly installments of $1,000,000, plus a balloon repayment of $2,700,000 payable simultaneously with the final installment in the second quarter of 2017.

Prepayment amount												4,000,000
(e-1) HSH Nordbank AG (July 31, 2008)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On July 7, 2014, the Company completed the refinancing of the M/V Friendly Seas as discussed below, and repaid in full the then outstanding indebtedness under its existing loan agreement with HSH Nordbank AG (“HSH”) dated July 31, 2008.

Outstanding balance		0	20,625,000					0
(e-2) HSH Nordbank AG (April 4, 2014)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On April 4, 2014, the Company completed the documentation for a new loan agreement with HSH for a $47,000,000 secured loan facility for the refinancing of the M/V Friendly Seas and the partial financing of the first two Ultramax newbuilding drybulk carriers, the Hull numbers DY152 and DY153. For M/V Friendly Seas, HSH agreed to finance the lower of $12,600,000 or 60% of the vessel’s market value upon the respective drawdown date. For each of the two Ultramax vessels, HSH agreed to finance the lower of $17,200,000 or 65% of the vessels’ market value upon their delivery. On July 7, 2014, the Company completed the refinancing of the M/V Friendly Seas. The Company drew a total amount of $12,600,000 and repaid in full the then outstanding indebtedness under its existing loan agreement with HSH (dated July 31, 2008). In addition, in October 2014, the Company took delivery of its first two Ultramax drybulk carriers; the M/V Gentle Seas and the M/V Peaceful Seas (Hull numbers DY152 and DY153). The Company drew a total amount of $34,400,000, which was used for the payment of the final installment of the two vessels to the shipyard (refer to Note 5).

Debt variable rate basis		LIBOR
Margin		3.25%
Outstanding balance		46,713,600	0					46,713,600
Debt instrument payment terms

The outstanding loan amount as of December 31, 2014, of $46,713,600 consists of the following: (i) $12,313,600 relating to the M/V Friendly Seas, which is required to be repaid in 26 consecutive quarterly installments of $286,400, plus a balloon repayment of $4,867,200 payable simultaneously with the final installment in the second quarter of 2021, and (ii) $34,400,000 relating to the M/V Gentle Seas and the M/V Peaceful Seas, which is required to be repaid in 28 consecutive quarterly installments of $506,000, plus a balloon repayment of $20,232,000 payable simultaneously with the final installment in the fourth quarter of 2021.

Amount available for drawdown													47,000,000
Proceeds from long-term debt					12,600,000	34,400,000
(f) HSBC Bank Plc (July 2, 2010)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On April 8, 2014, the Company signed a supplemental agreement with HSBC Bank Plc (“HSBC”) and agreed to amend the definitions of certain financial covenants, to prepay an amount of $800,000 that was prepaid on April 10, 2014, and to reduce the outstanding scheduled quarterly installments from $400,000 to $380,000, commencing from the second quarter of 2014. In addition, on August 1, 2014, the Company agreed with HSBC to extend the existing waivers for the financial covenants relating to the minimum interest and debt service coverage ratios, from June 30, 2014 to December 31, 2015.

Debt variable rate basis		LIBOR
Margin		3.00%
Outstanding balance		14,460,000	16,800,000					14,460,000
Debt instrument payment terms

The outstanding loan amount as of December 31, 2014, of $14,460,000 is required to be repaid in 23 consecutive quarterly installments of $380,000, plus a balloon repayment of $5,720,000 payable simultaneously with the final installment in the third quarter of 2020.

Prepayment amount														800,000
Quarterly periodic payments							400,000	380,000
(g-1) Nordea Bank Finland Plc (May 5, 2011)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On January 7, 2014, we took delivery of our fourth Handysize drybulk vessel; the M/V Proud Seas (refer to Notes 5 and 6). Upon the delivery of the vessel, we drew the total amount of the then undrawn portion of the facility of $25,394,427, by mortgaging both the M/V Priceless Seas and the M/V Proud Seas. On June 10, 2014, the Company completed the refinancing of the M/V Prosperous Seas, the M/V Precious Seas, the M/V Priceless Seas and the M/V Proud Seas as discussed below, and repaid in full the then outstanding indebtedness under its existing syndicated loan facility led by Nordea Bank Finland Plc ("Nordea") dated May 5, 2011.

Outstanding balance		0	25,536,062					0
Proceeds from long-term debt									25,394,427
(g-2) Nordea Bank Finland Plc (May 6, 2014)
Debt Instrument [Line Items]
Introductory loan and credit facility information

On May 6, 2014, the Company completed the documentation for a senior secured loan facility with a syndicate of major European banks led by Nordea in an amount of $160,000,000. This facility will be used for the refinancing of six vessels of its operating fleet (the four Handysize vessels M/V Prosperous Seas, M/V Precious Seas, M/V Priceless Seas and the M/V Proud Seas, and the Panamax vessels M/V Coral Seas and M/V Golden Seas), along with the financing of up to 60% of the market value of the remaining two Ultramax newbuilding drybulk carriers, the Hull numbers DY4050 and DY4052, and two of its Kamsarmax newbuilding drybulk carriers, the Hull numbers YZJ1144 and YZJ1145, that are expected to be delivered between the second and fourth quarter of 2015. On June 10, 2014, the Company completed the refinancing of the six vessels of its operating fleet discussed above. The Company drew a total amount of $81,750,000 and repaid in full the then outstanding indebtedness under its existing loan agreements with Bank of Scotland Plc (dated December 4, 2007) and Nordea (dated May 5, 2011). Such refinancing resulted in the write off of the unamortized financing costs of the respective facilities of $1,027,694, which is included in Interest and finance costs in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2014.

Debt variable rate basis		LIBOR
Margin		3.20%
Outstanding balance		78,273,638	0					78,273,638
Debt instrument payment terms

The outstanding loan amount as of December 31, 2014, of $78,273,638 is required to be repaid in 22 consecutive quarterly installments of $1,738,181, plus a balloon repayment of $40,033,656 payable simultaneously with the final installment in the second quarter of 2020.

Amount available for drawdown															160,000,000
Proceeds from long-term debt										81,750,000
Bank of Scotland (December 4, 2007) and Nordea (May 5, 2011)
Debt Instrument [Line Items]
Write off of unamortized financing costs		1,027,694
(h) Senior unsecured notes due 2021
Debt Instrument [Line Items]
Outstanding balance		25,000,000	0					25,000,000
Terms and conditions of debt

On August 8, 2014, the Company completed the offering of 1,000,000 senior unsecured notes due 2021 (“Notes”), pursuant to its effective shelf registration statement. The Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof, and bear interest at a rate of 8.375% per year, payable quarterly on each February 15, May 15, August 15 and November 15, commencing on November 15, 2014. The Notes will mature on August 15, 2021, and may be redeemed in whole or in part at any time or from time to time after August 15, 2017. The net proceeds from the offering amounted to $23,856,583, net of underwriting discounts and commissions of $812,500, and offering expenses payable by the Company of $330,917. The Notes trade on NASDAQ under the symbol “PRGNL”.

Interest rate per year		8.375%						8.375%
Debt maturity date											Aug. 15, 2021
Net proceeds from issuance of debt											23,856,583
Debt underwriting discounts and commissions											812,500
Other offering costs											330,917
Trading symbol		PRGNL
China Development Bank (May 17, 2013)
Debt Instrument [Line Items]
Write off of unamortized financing costs		$ 483,054
Spread 2 | (a) Commerzbank AG (August 12, 2011)
Debt Instrument [Line Items]
Margin		4.50%
Spread 2 | (b) Unicredit Bank AG (November 19, 2007)
Debt Instrument [Line Items]
Margin		5.00%